Supplemental Condensed Consolidating Guarantor and Non-Guarantor Financial Information (Condensed Consolidating Statement Of Comprehensive Income (Loss)) (Parenthetical) (Detail) (USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Foreign currency translation adjustments, tax expense (benefit)	$ 654	$ (1,568)	$ 1,484